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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21048


                       AIM Select Real Estate Income Fund
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

     Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1. Schedule of Investments.

                       AIM SELECT REAL ESTATE INCOME FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com              SREI-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                 MARKET
                                                                            SHARES                               VALUE
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS,
COMMON STOCKS & OTHER EQUITY INTERESTS--76.12%

APARTMENTS--3.73%
American Campus Communities, Inc.(a)                                        350,000                         $   6,496,000
-------------------------------------------------------------------------------------------------------------------------
Amli Residential Properties Trust                                           170,900                             5,220,995
-------------------------------------------------------------------------------------------------------------------------
Gables Residential Trust                                                    313,800                            10,716,270
-------------------------------------------------------------------------------------------------------------------------
Home Properties, Inc.                                                       100,000                             3,956,000
-------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                      61,000                             2,375,950
-------------------------------------------------------------------------------------------------------------------------
Town & Country Trust                                                        267,900                             6,818,055
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               35,583,270
=========================================================================================================================

DIVERSIFIED--10.41%
AEW Real Estate Income Fund                                                 100,000                             1,718,000
-------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust                                                   795,578                            31,998,147
-------------------------------------------------------------------------------------------------------------------------
Cousins Properties Inc.                                                     239,000                             8,200,090
-------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.                                           654,000                            10,293,960
-------------------------------------------------------------------------------------------------------------------------
iStar Financial Inc.                                                        719,400                            29,660,862
-------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                        343,900                             7,466,069
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Realty Income Fund Inc.                                    189,600                             3,323,688
-------------------------------------------------------------------------------------------------------------------------
Nuveen Real Estate Income Fund                                               77,400                             1,477,566
-------------------------------------------------------------------------------------------------------------------------
Real Estate Income Fund, Inc.                                               157,000                             2,664,290
-------------------------------------------------------------------------------------------------------------------------
Scudder RREEF Real Estate Fund, Inc.                                        120,700                             2,362,099
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               99,164,771
=========================================================================================================================

FREESTANDING--3.96%
Commercial Net Lease Realty                                               1,546,000                            28,168,120
-------------------------------------------------------------------------------------------------------------------------
Getty Realty Corp.                                                          366,000                             9,596,520
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               37,764,640
=========================================================================================================================

HEALTHCARE--19.21%
Health Care Property Investors, Inc.                                      1,296,300                            33,703,800
-------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                      945,800                            33,292,160
-------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                             1,104,600                            43,123,584
-------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                        1,556,300                            32,293,225
-------------------------------------------------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                                            685,900                             7,380,284
-------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                           1,611,900                            28,724,058
-------------------------------------------------------------------------------------------------------------------------
Universal Health Realty Income Trust                                         75,000                             2,272,500
-------------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                 87,500                             2,268,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              183,057,611
=========================================================================================================================

                                      F-1
SREI-QTR-1

                                                                                                                 MARKET
                                                                            SHARES                               VALUE
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL PROPERTIES--1.72%
First Industrial Realty Trust, Inc.                                         444,500                         $  16,402,050
=========================================================================================================================

INDUSTRIAL/OFFICE MIXED--1.79%
Liberty Property Trust                                                      428,200                            17,059,488
=========================================================================================================================

LODGING-RESORTS--2.63%
Hospitality Properties Trust                                                590,400                            25,086,096
=========================================================================================================================

OFFICE PROPERTIES--17.08%
Arden Realty, Inc.                                                          856,600                            27,908,028
-------------------------------------------------------------------------------------------------------------------------
BioMed Realty Trust, Inc.                                                   437,500                             7,695,625
-------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                     463,800                            13,209,024
-------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                    475,400                            15,545,580
-------------------------------------------------------------------------------------------------------------------------
CRT Properties, Inc.                                                        158,300                             3,395,535
-------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                              125,000                             3,406,250
-------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust Inc.                                               451,700                             9,381,809
-------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                  369,400                             9,090,934
-------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                       537,300                             5,904,927
-------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                          63,700                             2,422,511
-------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                      831,200                            36,822,160
-------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                    543,400                            13,210,054
-------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                   407,900                            14,684,400
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              162,676,837
=========================================================================================================================

REGIONAL MALLS--3.45%
Glimcher Realty Trust                                                       555,400                            13,496,220
-------------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                          181,909                             9,693,931
-------------------------------------------------------------------------------------------------------------------------
Mills Corp. (The)                                                           185,800                             9,637,446
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               32,827,597
=========================================================================================================================

SELF STORAGE FACILITIES--1.90%
Extra Space Storage Inc.                                                    212,100                             2,704,275
-------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.-Series A Dep. Shares                                   165,700                             4,672,740
-------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc.                                                   272,300                            10,668,714
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               18,045,729
=========================================================================================================================

SHOPPING CENTERS--7.32%
Cedar Shopping Centers, Inc.                                                100,000                             1,395,000
-------------------------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust                                          401,400                            11,708,838
-------------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp.                                                    547,000                             8,013,550
-------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust(b)                                            1,396,100                            34,902,500
-------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                                         306,998                            13,747,370
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               69,767,258
=========================================================================================================================

                                      F-2
SREI-QTR-1

                                                                                                                 MARKET
                                                                            SHARES                               VALUE
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY PROPERTIES--2.92%
American Financial Realty Trust                                           1,021,000                         $  14,406,310
-------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                              354,800                            13,411,440
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               27,817,750
=========================================================================================================================

Total Real Estate Investment Trusts, Common Stocks &
Other Equity Interests (Cost $555,265,256)                                                                    725,253,097
=========================================================================================================================

PREFERRED STOCKS--23.26%

APARTMENTS--2.24%
Apartment Investment & Management Co.
     Series D, 8.75%                                                         17,943                               453,420
-------------------------------------------------------------------------------------------------------------------------
     Series T, 8.00%                                                        200,000                             4,986,000
-------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc.-Series B, 8.08%                                        200,000                             5,280,000
-------------------------------------------------------------------------------------------------------------------------
Equity Residential-Series K, 8.29%(c)                                         4,200                               228,113
-------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.
     Series F, 9.25%                                                         47,000                             1,287,800
-------------------------------------------------------------------------------------------------------------------------
     Series H, 8.30%                                                        195,000                             5,025,150
-------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.-Series A, 8.50%                                        71,700                             4,129,203
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               21,389,686
=========================================================================================================================

DIVERSIFIED--2.46%
Colonial Properties Trust-Series D, 8.13%                                   200,000                             5,282,000
-------------------------------------------------------------------------------------------------------------------------
Cousins Properties Inc.-Series A, 7.75%                                     400,000                            10,316,000
-------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.-Series B, 9.50%                            51,400                             1,398,080
-------------------------------------------------------------------------------------------------------------------------
iStar Financial Inc.-Series E, 7.88%                                        185,000                             4,660,150
-------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust-Series B, 8.05%                         70,000                             1,809,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               23,465,730
=========================================================================================================================

HEALTHCARE--1.50%
Health Care Property Investors, Inc.-Series F, 7.10%                        360,000                             9,057,600
-------------------------------------------------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.-Series D, 8.38%                            200,000                             5,210,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               14,267,600
=========================================================================================================================

INDUSTRIAL PROPERTIES--0.46%
EastGroup Properties, Inc.-Series D, 7.95%(c)                               160,000                             4,315,008
-------------------------------------------------------------------------------------------------------------------------
ProLogis-Series C, 8.54%(c)                                                     950                                56,673
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,371,681
=========================================================================================================================

                                      F-3
SREI-QTR-1

                                                                                                                 MARKET
                                                                            SHARES                               VALUE
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL/OFFICE MIXED--0.80%
Bedford Property Investors, Inc.
     Series A, 8.75%(c)                                                      60,000                         $   3,075,000
-------------------------------------------------------------------------------------------------------------------------
     Series B, 7.63%                                                        139,200                             3,549,600
-------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.-Series B, 7.99%(c)                                         10,000                               545,938
-------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.-Series F, 8.75%                                      16,000                               426,400
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                7,596,938
=========================================================================================================================

LODGING-RESORTS--1.88%
FelCor Lodging Trust Inc.-Series B, 9.00%                                    15,000                               384,000
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.00%                                                   45,000                             1,180,350
-------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88%                                450,000                            12,240,000
-------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust-Series C, 8.00%                                         80,000                             2,024,000
-------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties
     Series A, 10.25%                                                        36,300                             1,012,770
-------------------------------------------------------------------------------------------------------------------------
     Series B, 8.38%                                                         40,000                             1,040,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               17,881,120
=========================================================================================================================

MANUFACTURED HOMES--0.11%
Affordable Residential Communities Inc.-Series A, 8.25%                      40,000                             1,020,400
=========================================================================================================================

OFFICE PROPERTIES--3.39%
Alexandria Real Estate Equities, Inc.-Series B, 9.10%                         5,600                               151,312
-------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust-Series G, 8.00%                           300,000                             7,650,000
-------------------------------------------------------------------------------------------------------------------------
CRT Properties, Inc.-Series A, 8.50%                                        120,000                             3,162,000
-------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust Inc.-Series A, $1.94 Conv.                          46,236                             1,160,986
-------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.-Series B, 8.00%                                   31,500                               792,855
-------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust
     Series A, 9.88%                                                         42,000                             1,145,760
-------------------------------------------------------------------------------------------------------------------------
     Series B, 8.75%                                                        510,000                            13,907,700
-------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.-Series E, 7.80%                                          51,600                             1,315,800
-------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.-Series C, 7.63%                                       120,000                             3,075,600
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               32,362,013
=========================================================================================================================

REGIONAL MALLS--8.39%
CBL & Associates Properties, Inc.
     Series B, 8.75%                                                        315,000                            16,931,250
-------------------------------------------------------------------------------------------------------------------------
     Series C, 7.75%                                                        400,000                            10,484,000
-------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust
     Series F, 8.75%                                                         80,000                             2,104,000
-------------------------------------------------------------------------------------------------------------------------
     Series G, 8.13%                                                        134,600                             3,425,570
-------------------------------------------------------------------------------------------------------------------------
Mills Corp. (The)
     Series B, 9.00%                                                        650,000                            17,667,000
-------------------------------------------------------------------------------------------------------------------------
     Series C, 9.00%                                                        450,000                            12,375,000
-------------------------------------------------------------------------------------------------------------------------
     Series E, 8.75%                                                        600,000                            16,200,000
-------------------------------------------------------------------------------------------------------------------------

                                      F-4
SREI-QTR-1

                                                                                                                 MARKET
                                                                            SHARES                               VALUE
-------------------------------------------------------------------------------------------------------------------------
REGIONAL MALLS--(CONTINUED)
Taubman Centers, Inc.-Series A, 8.30%                                        29,000                         $     745,880
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               79,932,700
=========================================================================================================================

SHOPPING CENTERS--1.10%
Developers Diversified Realty Corp.-Class F, 8.60%                          229,700                             6,155,960
-------------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust-Series B, 8.50%                              70,600                             1,910,436
-------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust-Series B, 9.50%                            40,000                             1,084,000
-------------------------------------------------------------------------------------------------------------------------
Saul Centers, Inc.-Series A, 8.00%                                           50,000                             1,332,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               10,482,896
=========================================================================================================================

SPECIALTY PROPERTIES--0.93%
Capital Automotive REIT-Series A, 7.50%                                     200,000                             5,080,000
-------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust-Series A, 9.50%                              138,900                             3,764,190
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                8,844,190
=========================================================================================================================
Total Preferred Stocks (Cost $209,251,779)                                                                    221,614,954
=========================================================================================================================

MONEY MARKET FUNDS--0.62%
Liquid Assets Portfolio-Institutional Class(d)                            2,941,277                             2,941,277
-------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)                               2,941,277                             2,941,277
-------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $5,882,554)                                                                      5,882,554
=========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $770,399,589)                                                             $ 952,750,605
_________________________________________________________________________________________________________________________
=========================================================================================================================

Investment Abbreviations:

CONV.               Convertible
DEP.                Depositary
REIT                Real Estate Investment Trust

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) A portion of the market value was pledged as collateral to cover margin requirements for open interest rate swap transactions. See Note 1C and
      Note 4.

(c) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $8,220,732, which represented 0.86% of the fund's Total Investments.
      See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

      See accompanying notes which are an integral part of this schedule.

SREI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Interest rate swap transactions are marked to market daily based upon quotations from market makers. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

                                      F-6
SREI-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. INTEREST RATE SWAP TRANSACTIONS -- The Fund may enter into interest rate swap transactions in order to reduce the risk that the cost of leveraging by the Fund will exceed the returns realized by the Fund on the leverage proceeds. The Fund uses interest rate swap transactions in connection with the sale of Preferred Shares. In an interest rate swap, the Fund agrees to pay to the other party to the swap (which is known as the "counterparty") a fixed rate payment, and the counterparty agrees to pay to the Fund a variable rate payment. The variable rate payment is intended to approximate all or a portion of the Fund's dividend payment obligation on Preferred Shares or interest payment obligation on any variable rate borrowings. The payment obligations are based on the notional amount of the swap. The Fund has segregated liquid securities in a separate account having a value at least equal to the Fund's net payment obligations under any swap transaction. Interest rate swap transactions are marked to market daily.

          Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

          Effective December 31, 2003, as a result of a Financial Accounting Standards Board ("FASB") Emerging Issue Task Force consensus and subsequent related Securities and Exchange Commission ("SEC") staff guidance, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest expense, as a component of realized gain (loss) in the Statement of Operations. Prior year per share amounts and net investment income and expense ratios in the Financial Highlights have also been modified accordingly. This reclassification had no effect on the Fund's net asset value, either in total or per share, or the increase in net assets from operations.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.


                                      F-7
SREI-QTR-1

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                         MARKET                           PROCEEDS        UNREALIZED      MARKET                   REALIZED
                         VALUE          PURCHASES          FROM          APPRECIATION     VALUE        DIVIDEND      GAIN
FUND                    12/31/03         AT COST           SALES        (DEPRECIATION)   09/30/04       INCOME      (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Intstitutional Class   $1,199,788    $ 61,973,040     $ (60,231,551)    $         --    $2,941,277     $33,216    $       --
----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Intstitutional Class    1,199,788      61,973,040       (60,231,551)              --     2,941,277      32,324            --
----------------------------------------------------------------------------------------------------------------------------
      Total            $2,399,576    $123,946,080     $(120,463,102)    $         --    $5,882,554     $65,540    $       --
============================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $138,710,164 and $140,426,971, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities              $    181,414,483
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (806,550)
----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                    $    180,607,933
========================================================================================

Cost of investments for tax purposes is $772,142,672.

NOTE 4--INTEREST RATE SWAP AGREEMENTS

The Fund has entered into interest rate swap agreements. Under the agreements, the Fund receives a floating rate of interest income and pays a fixed rate of interest on the notional values of the swaps to the agreement counterparty. At September 30, 2004, the Fund had open interest rate swap agreements as follows:

                                                                       FLOATING RATE*                  UNREALIZED
                                         NOTIONAL          FIXED        (RATE RESET    TERMINATION     APPRECIATION
                                         AMOUNT            RATE           MONTHLY)        DATE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Citibank, N.A.                         $40,000,000         3.5000%         1.8113%       09/19/07       $  (306,093)
-------------------------------------------------------------------------------------------------------------------
Citibank, N.A.                          42,000,000         4.6325%         1.6700%       08/02/09        (1,795,337)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital Services, Inc.    40,000,000         3.3100%         1.6700%       08/02/05          (312,834)
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital Services, Inc.    30,000,000         3.6000%         1.7500%       09/12/07          (306,834)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $(2,721,098)
===================================================================================================================

*  Based on 30 day London Interbank Offered Rate (LIBOR).



                                      F-8
SREI-QTR-1

Item 2. Controls and Procedures.

     (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Select Real Estate Income Fund

By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2004

By:      /s/ SIDNEY M. DILGREN
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 29, 2004

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.